Note 14 - Derivative Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gain on derivatives, net	$ 13,786	$ 49,167
Not Designated as Hedging Instrument [Member]
Gain on derivatives, net	13,786	49,167
Not Designated as Hedging Instrument [Member] | Interest Rate Swap Contracts, Fair Value [Member]
Gain on derivatives, net	(45,773)	51,453
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Gain on derivatives, net	10,209	(2,286)
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Fair Value [Member]
Gain on derivatives, net	$ 49,350